UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-21478
Name of Registrant: Vanguard CMT Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: August 31
Date of reporting period: November 30, 2015
Item 1: Schedule of Investments

Vanguard Market Liquidity Fund

Schedule of Investments
As of November 30, 2015

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (44.5%)
2	Fannie Mae Discount Notes	0.250%	12/9/15	48,113	48,110
2	Fannie Mae Discount Notes	0.150%	12/14/15	96,800	96,795
2	Fannie Mae Discount Notes	0.065%–0.25%	12/16/15	262,100	262,079
2	Fannie Mae Discount Notes	0.210%	2/8/16	13,612	13,607
2	Fannie Mae Discount Notes	0.240%	2/17/16	46,638	46,614
3	Federal Home Loan Bank Discount Notes	0.100%–0.195%	12/4/15	313,400	313,395
3	Federal Home Loan Bank Discount Notes	0.225%–0.27%	12/11/15	759,200	759,151
3	Federal Home Loan Bank Discount Notes	0.070%–0.27%	12/16/15	757,000	756,945
3	Federal Home Loan Bank Discount Notes	0.070%–0.27%	12/18/15	619,132	619,080
3	Federal Home Loan Bank Discount Notes	0.080%	12/23/15	223,575	223,564
3	Federal Home Loan Bank Discount Notes	0.076%–0.08%	12/28/15	159,496	159,487
3	Federal Home Loan Bank Discount Notes	0.090%	12/30/15	69,320	69,315
3	Federal Home Loan Bank Discount Notes	0.195%	1/22/16	250,000	249,930
3	Federal Home Loan Bank Discount Notes	0.145%	2/3/16	500,000	499,871
3	Federal Home Loan Bank Discount Notes	0.166%–0.21%	2/5/16	477,700	477,536
3	Federal Home Loan Bank Discount Notes	0.229%	2/10/16	1,260,000	1,259,431
3	Federal Home Loan Bank Discount Notes	0.220%–0.223%	2/12/16	297,258	297,125
[2,4] Federal National Mortgage Assn.		0.217%	8/12/16	25,000	25,006
[2,4] Federal National Mortgage Assn.		0.217%	8/15/16	10,009	10,012
2	Freddie Mac Discount Notes	0.230%	12/2/15	123,095	123,094
2	Freddie Mac Discount Notes	0.115%–0.12%	12/3/15	164,000	163,999
2	Freddie Mac Discount Notes	0.070%	12/8/15	39,800	39,799
2	Freddie Mac Discount Notes	0.250%	12/16/15	20,000	19,998
2	Freddie Mac Discount Notes	0.150%	1/28/16	200,000	199,952
	United States Treasury Bill	0.040%–0.08%	12/3/15	472,412	472,410
	United States Treasury Bill	0.075%	12/10/15	417,842	417,834
	United States Treasury Bill	0.076%–0.083%	12/17/15	1,475,000	1,474,948
	United States Treasury Bill	0.092%–0.126%	12/24/15	1,000,000	999,931
	United States Treasury Bill	0.110%	2/4/16	2,922,277	2,921,697
	United States Treasury Bill	0.200%–0.201%	2/25/16	600,000	599,713
	United States Treasury Bill	0.270%	3/3/16	487,000	486,660
	United States Treasury Bill	0.280%	5/5/16	1,500,000	1,498,180
	United States Treasury Bill	0.341%	5/12/16	423,900	423,247
	United States Treasury Bill	0.331%	5/19/16	129,150	128,949
4	United States Treasury Floating Rate Note	0.185%	1/31/16	100,000	99,996
4	United States Treasury Floating Rate Note	0.209%	4/30/16	63,000	62,998
4	United States Treasury Floating Rate Note	0.193%	10/31/16	414,500	414,297
4	United States Treasury Floating Rate Note	0.224%	1/31/17	1,557,300	1,557,288
	United States Treasury Note/Bond	0.375%	1/15/16	530,000	530,173
	United States Treasury Note/Bond	2.000%	1/31/16	531,000	532,644
	United States Treasury Note/Bond	2.375%	3/31/16	240,000	241,714
	United States Treasury Note/Bond	5.125%	5/15/16	427,500	437,053
	United States Treasury Note/Bond	3.250%	5/31/16	229,000	232,231
Total U.S. Government and Agency Obligations (Cost $20,265,858)					20,265,858
Commercial Paper (22.0%)
Finance—Auto (1.7%)
	American Honda Finance Corp.	0.230%	1/6/16	128,000	127,970
	American Honda Finance Corp.	0.200%	1/8/16	24,750	24,745
	American Honda Finance Corp.	0.200%	1/11/16	17,500	17,496

	American Honda Finance Corp.	0.220%	1/13/16	117,000	116,969
	American Honda Finance Corp.	0.220%	1/21/16	20,500	20,494
	American Honda Finance Corp.	0.220%	1/25/16	9,750	9,747
5	BMW US Capital LLC	0.240%	12/1/15	7,500	7,500
5	BMW US Capital LLC	0.220%–0.24%	12/2/15	21,250	21,250
5	BMW US Capital LLC	0.190%–0.27%	12/3/15	16,500	16,500
5	BMW US Capital LLC	0.190%–0.27%	12/4/15	37,250	37,249
5	BMW US Capital LLC	0.270%	12/7/15	8,000	8,000
5	BMW US Capital LLC	0.290%	12/11/15	13,000	12,999
5	BMW US Capital LLC	0.290%	12/16/15	17,000	16,998
5	BMW US Capital LLC	0.290%	12/18/15	13,000	12,998
5	BMW US Capital LLC	0.220%	12/21/15	6,750	6,749
5	BMW US Capital LLC	0.220%	12/23/15	6,750	6,749
5	BMW US Capital LLC	0.220%	12/24/15	6,750	6,749
5	BMW US Capital LLC	0.330%	1/4/16	17,250	17,245
4	Toyota Motor Credit Corp.	0.331%	4/15/16	121,000	121,000
4	Toyota Motor Credit Corp.	0.492%	7/22/16	19,500	19,500
4	Toyota Motor Credit Corp.	0.493%	7/22/16	38,500	38,500
4	Toyota Motor Credit Corp.	0.440%	7/29/16	6,000	6,000
4	Toyota Motor Credit Corp.	0.483%	8/18/16	64,000	64,000
4	Toyota Motor Credit Corp.	0.483%	8/19/16	63,000	63,000
					800,407
Foreign Banks (9.9%)
[4,5] Australia & New Zealand Banking Group, Ltd.		0.295%	1/7/16	200,000	200,000
[4,5] Australia & New Zealand Banking Group, Ltd.		0.343%	1/29/16	80,500	80,500
[4,5] Australia & New Zealand Banking Group, Ltd.		0.305%	4/8/16	140,000	140,000
5	Australia & New Zealand Banking Group, Ltd.	0.441%	4/28/16	67,250	67,128
[4,5] Australia & New Zealand Banking Group, Ltd.		0.442%	7/27/16	112,750	112,750
[4,5] Australia & New Zealand Banking Group, Ltd.		0.403%	8/2/16	31,500	31,500
[4,5] Australia & New Zealand Banking Group, Ltd.		0.402%	8/3/16	46,000	46,000
[4,5] Australia & New Zealand Banking Group, Ltd.		0.400%	8/4/16	39,000	39,000
[4,5] Bank of Nova Scotia		0.412%	4/27/16	75,000	75,000
[4,5] Commonwealth Bank of Australia		0.335%	1/11/16	100,000	99,999
[4,5] Commonwealth Bank of Australia		0.352%	1/27/16	250,000	249,998
[4,5] Commonwealth Bank of Australia		0.303%	2/19/16	81,000	80,999
[4,5] Commonwealth Bank of Australia		0.313%	2/22/16	125,000	124,999
[4,5] Commonwealth Bank of Australia		0.327%	3/14/16	98,750	98,748
[4,5] Commonwealth Bank of Australia		0.343%	3/30/16	75,000	74,999
[4,5] Commonwealth Bank of Australia		0.343%	3/31/16	123,500	123,497
[4,5] Commonwealth Bank of Australia		0.313%	5/6/16	150,000	149,997
[4,5] Commonwealth Bank of Australia		0.412%	5/31/16	100,000	99,997
[4,5] Commonwealth Bank of Australia		0.379%	6/22/16	97,500	97,496
[4,5] Commonwealth Bank of Australia		0.561%	10/24/16	60,000	60,000
5	National Australia Bank Ltd.	0.300%	12/1/15	131,000	131,000
[4,5] National Australia Bank Ltd.		0.335%	1/8/16	150,000	150,000
5	National Australia Bank Ltd.	0.270%	1/11/16	200,000	199,939
[4,5] National Australia Bank Ltd.		0.350%	3/4/16	250,000	250,000
[4,5] National Australia Bank Ltd.		0.363%	4/4/16	200,000	200,000
[4,5] National Australia Bank Ltd.		0.383%	5/23/16	200,000	200,000
[4,5] Westpac Banking Corp.		0.265%	12/8/15	100,000	100,000
[4,5] Westpac Banking Corp.		0.267%	12/14/15	100,000	100,000
[4,5] Westpac Banking Corp.		0.335%	1/8/16	150,000	149,999
5	Westpac Banking Corp.	0.270%	1/15/16	11,000	10,996
[4,5] Westpac Banking Corp.		0.323%	2/22/16	146,500	146,500
[4,5] Westpac Banking Corp.		0.392%	2/26/16	19,750	19,750
[4,5] Westpac Banking Corp.		0.393%	2/29/16	10,250	10,250
[4,5] Westpac Banking Corp.		0.352%	3/3/16	75,000	74,999

[4,5] Westpac Banking Corp.		0.322%	3/24/16	80,000	80,000
[4,5] Westpac Banking Corp.		0.310%	4/4/16	150,000	150,000
[4,5] Westpac Banking Corp.		0.443%	6/28/16	75,000	75,000
[4,5] Westpac Banking Corp.		0.412%	7/19/16	100,000	100,000
[4,5] Westpac Banking Corp.		0.557%	10/20/16	150,000	150,000
[4,5] Westpac Banking Corp.		0.547%	11/10/16	150,000	150,000
					4,501,040
Foreign Governments (3.5%)
	Canada	0.200%	1/21/16	150,000	149,957
	Canada	0.200%	1/22/16	100,000	99,971
	Canada	0.200%	1/26/16	65,500	65,480
	Canada	0.200%	1/27/16	65,500	65,479
	Canada	0.200%	1/28/16	65,500	65,479
5	CDP Financial Inc.	0.340%	12/15/15	48,000	47,994
5	CDP Financial Inc.	0.340%	2/16/16	18,250	18,237
5	CDP Financial Inc.	0.461%	4/29/16	9,000	8,983
5	CDP Financial Inc.	0.451%	5/2/16	5,250	5,240
6	CPPIB Capital Inc.	0.270%	12/1/15	70,000	70,000
6	CPPIB Capital Inc.	0.160%	12/9/15	17,250	17,249
6	CPPIB Capital Inc.	0.300%	1/15/16	80,000	79,970
6	CPPIB Capital Inc.	0.300%	1/19/16	62,000	61,975
6	CPPIB Capital Inc.	0.300%	2/3/16	30,000	29,984
6	CPPIB Capital Inc.	0.250%	2/11/16	92,750	92,704
6	CPPIB Capital Inc.	0.250%	2/12/16	25,750	25,737
	Province of Ontario	0.130%	12/1/15	50,000	50,000
6	PSP Capital Inc.	0.280%	12/8/15	16,500	16,499
6	PSP Capital Inc.	0.320%	12/14/15	58,000	57,993
6	PSP Capital Inc.	0.230%	12/21/15	6,750	6,749
6	PSP Capital Inc.	0.230%	1/12/16	17,500	17,495
6	PSP Capital Inc.	0.340%	2/16/16	42,000	41,969
5	Quebec	0.170%	12/1/15	500,000	500,000
					1,595,144
Foreign Industrial (1.6%)
5	BASF SE	0.200%	12/28/15	28,000	27,996
5	Nestle Capital Corp.	0.340%	1/8/16	51,000	50,982
5	Nestle Capital Corp.	0.340%	1/12/16	51,000	50,980
5	Nestle Capital Corp.	0.340%	1/14/16	26,000	25,989
	Nestle Finance International Ltd.	0.340%	1/6/16	79,000	78,973
	Nestle Finance International Ltd.	0.360%	1/20/16	195,000	194,903
5	Reckitt Benckiser Treasury Services plc	0.270%	12/4/15	38,000	37,999
5	Siemens Capital Co. LLC	0.270%	12/29/15	80,000	79,983
5	Total Capital Canada Ltd.	0.350%	1/14/16	18,000	17,992
5	Total Capital Canada Ltd.	0.260%	2/22/16	19,250	19,238
5	Total Capital Canada Ltd.	0.260%	2/25/16	46,500	46,471
	Toyota Credit Canada Inc.	0.562%	6/1/16	9,000	8,974
5	Unilever Capital Corp.	0.270%	12/7/15	26,000	25,999
5	Unilever Capital Corp.	0.280%	1/4/16	13,500	13,496
5	Unilever Capital Corp.	0.280%	1/11/16	32,250	32,240
5	Unilever Capital Corp.	0.240%	2/22/16	13,000	12,993
					725,208
Industrial (5.3%)
5	Chevron Corp.	0.250%	12/1/15	128,500	128,500
5	Chevron Corp.	0.250%	12/2/15	244,000	243,998
5	Chevron Corp.	0.270%	12/3/15	39,000	38,999
5	Chevron Corp.	0.270%	12/4/15	64,000	63,999
5	Chevron Corp.	0.270%	12/7/15	64,000	63,997

5 Chevron Corp.	0.270%	12/9/15	63,000	62,996
5 Chevron Corp.	0.300%	12/14/15	26,000	25,997
5 Chevron Corp.	0.300%	12/15/15	146,500	146,483
5 Chevron Corp.	0.245%	2/24/16	46,000	45,973
5 Chevron Corp.	0.245%	2/25/16	8,000	7,995
5 Emerson Electric Co.	0.220%	1/5/16	20,000	19,996
5 Emerson Electric Co.	0.220%	1/7/16	27,000	26,994
General Electric Co.	0.180%	12/28/15	300,000	299,960
5 Google Inc.	0.180%	1/14/16	27,000	26,994
5 Henkel of America Inc.	0.320%	1/14/16	18,250	18,243
5 Henkel of America Inc.	0.320%	1/15/16	18,250	18,243
5 Henkel of America Inc.	0.230%	1/21/16	18,250	18,244
5 Honeywell International Inc.	0.270%	12/2/15	12,500	12,500
5 John Deere Capital Corp.	0.140%	12/2/15	19,500	19,500
5 John Deere Financial Ltd.	0.145%	12/1/15	43,000	43,000
5 John Deere Financial Ltd.	0.175%	1/5/16	17,000	16,997
5 Microsoft Corp.	0.160%–0.18%	12/2/15	145,000	144,999
5 Microsoft Corp.	0.170%–0.28%	12/9/15	188,000	187,992
5 Microsoft Corp.	0.200%	1/6/16	147,000	146,971
5 Microsoft Corp.	0.190%–0.2%	1/13/16	152,750	152,715
5 Microsoft Corp.	0.190%	1/20/16	21,750	21,744
5 The Coca-Cola Co.	0.260%	1/7/16	100,000	99,973
5 The Coca-Cola Co.	0.421%	3/22/16	242,600	242,283
5 The Coca-Cola Co.	0.501%	5/18/16	12,000	11,972
5 The Coca-Cola Co.	0.491%	5/19/16	12,000	11,972
5 The Walt Disney Co.	0.200%	2/9/16	25,750	25,740
				2,395,969
Total Commercial Paper (Cost $10,017,768)				10,017,768
Certificates of Deposit (26.3%)
Domestic Banks (7.5%)
Citibank NA	0.290%	1/5/16	27,000	27,000
Citibank NA	0.270%	1/6/16	40,000	40,000
Citibank NA	0.300%	2/10/16	71,500	71,500
Citibank NA	0.300%	2/11/16	81,000	81,000
Citibank NA	0.380%	2/24/16	149,000	149,000
State Street Bank & Trust Co.	0.350%	12/14/15	100,000	100,000
4 State Street Bank & Trust Co.	0.277%	12/15/15	250,000	250,000
4 State Street Bank & Trust Co.	0.313%	12/23/15	8,750	8,750
4 State Street Bank & Trust Co.	0.333%	12/29/15	136,000	136,000
4 State Street Bank & Trust Co.	0.336%	1/13/16	232,000	232,000
4 State Street Bank & Trust Co.	0.365%	3/9/16	348,000	348,000
4 State Street Bank & Trust Co.	0.443%	5/23/16	380,000	380,000
4 Wells Fargo Bank NA	0.297%	12/16/15	180,000	180,000
4 Wells Fargo Bank NA	0.307%	1/15/16	50,000	50,000
4 Wells Fargo Bank NA	0.315%	2/9/16	45,000	45,000
4 Wells Fargo Bank NA	0.366%	2/11/16	250,000	250,000
4 Wells Fargo Bank NA	0.383%	2/22/16	190,000	190,000
4 Wells Fargo Bank NA	0.383%	2/22/16	150,000	150,000
4 Wells Fargo Bank NA	0.313%	4/1/16	150,000	150,000
4 Wells Fargo Bank NA	0.363%	4/7/16	100,000	100,000
4 Wells Fargo Bank NA	0.386%	5/13/16	160,000	160,000
4 Wells Fargo Bank NA	0.553%	10/21/16	50,000	50,000
4 Wells Fargo Bank NA	0.553%	10/24/16	50,000	50,000
4 Wells Fargo Bank NA	0.573%	10/28/16	60,000	60,000
4 Wells Fargo Bank NA	0.533%	11/2/16	145,000	145,000
				3,403,250

Eurodollar Certificates of Deposit (0.3%)
Australia & New Zealand Banking Group, Ltd.	0.320%	12/1/15	147,000	147,000

Yankee Certificates of Deposit (18.5%)
Bank of Montreal (Chicago Branch)	0.280%	1/8/16	200,000	200,000
4 Bank of Montreal (Chicago Branch)	0.345%	1/8/16	75,000	75,000
4 Bank of Montreal (Chicago Branch)	0.376%	2/12/16	150,000	150,000
4 Bank of Montreal (Chicago Branch)	0.353%	3/1/16	107,000	107,000
4 Bank of Montreal (Chicago Branch)	0.353%	3/1/16	129,000	129,000
4 Bank of Montreal (Chicago Branch)	0.365%	3/9/16	66,000	66,000
4 Bank of Montreal (Chicago Branch)	0.364%	3/10/16	64,000	64,000
4 Bank of Montreal (Chicago Branch)	0.369%	3/18/16	200,000	200,000
4 Bank of Montreal (Chicago Branch)	0.413%	3/29/16	250,000	250,000
4 Bank of Nova Scotia (Houston Branch)	0.362%	12/24/15	85,000	85,000
4 Bank of Nova Scotia (Houston Branch)	0.345%	1/7/16	140,000	140,000
4 Bank of Nova Scotia (Houston Branch)	0.393%	2/29/16	250,000	250,000
4 Bank of Nova Scotia (Houston Branch)	0.377%	3/16/16	250,000	250,000
4 Bank of Nova Scotia (Houston Branch)	0.379%	3/18/16	130,000	130,000
4 Bank of Nova Scotia (Houston Branch)	0.403%	4/21/16	150,000	150,000
4 Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	0.344%	12/10/15	125,000	125,000
4 Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	0.323%	12/14/15	125,000	125,000
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	0.360%	1/8/16	324,000	324,000
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	0.360%	1/25/16	100,000	100,000
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	0.380%	2/5/16	200,000	200,000
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	0.360%	2/16/16	225,000	225,000
4 Canadian Imperial Bank of Commerce (New
York Branch)	0.403%	3/29/16	300,000	300,000
4 Canadian Imperial Bank of Commerce (New
York Branch)	0.369%	4/18/16	200,000	200,000
4 Canadian Imperial Bank of Commerce (New
York Branch)	0.383%	4/22/16	100,000	100,000
4 Canadian Imperial Bank of Commerce (New
York Branch)	0.371%	5/10/16	200,000	200,000
4 Commonwealth Bank of Australia (New York
Branch)	0.293%	2/1/16	25,000	24,998
4 Commonwealth Bank of Australia (New York
Branch)	0.312%	2/24/16	27,000	27,000
DNB Bank ASA (New York Branch)	0.110%	12/4/15	650,000	650,000
4 Royal Bank of Canada (New York Branch)	0.323%	12/22/15	100,000	100,000
4 Royal Bank of Canada (New York Branch)	0.366%	2/11/16	150,000	150,000
4 Royal Bank of Canada (New York Branch)	0.403%	2/29/16	65,000	65,000
4 Royal Bank of Canada (New York Branch)	0.363%	3/2/16	204,000	204,000
4 Royal Bank of Canada (New York Branch)	0.369%	3/18/16	75,000	75,000
4 Royal Bank of Canada (New York Branch)	0.362%	5/3/16	148,000	148,000
4 Royal Bank of Canada (New York Branch)	0.402%	6/22/16	300,000	300,000
Swedbank AB (New York Branch)	0.110%	12/4/15	650,000	650,000
4 Toronto Dominion Bank (New York Branch)	0.287%	12/15/15	150,000	150,000
Toronto Dominion Bank (New York Branch)	0.300%	12/28/15	350,000	350,000
4 Toronto Dominion Bank (New York Branch)	0.345%	1/7/16	100,000	100,000
4 Toronto Dominion Bank (New York Branch)	0.371%	2/24/16	100,000	100,000
4 Toronto Dominion Bank (New York Branch)	0.392%	3/3/16	100,000	100,000

4 Toronto Dominion Bank (New York Branch)	0.372%	4/4/16	253,000	253,000
4 Toronto Dominion Bank (New York Branch)	0.373%	4/21/16	125,000	125,000
4 Toronto Dominion Bank (New York Branch)	0.367%	5/23/16	200,000	200,000
4 Toronto Dominion Bank (New York Branch)	0.393%	5/23/16	150,000	150,000
4 Toronto Dominion Bank (New York Branch)	0.373%	6/2/16	100,000	100,000
Westpac Banking Corp. (New York Branch)	0.270%	1/13/16	24,000	24,000
4 Westpac Banking Corp. (New York Branch)	0.322%	3/24/16	150,000	150,000
4 Westpac Banking Corp. (New York Branch)	0.443%	6/28/16	75,000	75,000
				8,415,998
Total Certificates of Deposit (Cost $11,966,248)				11,966,248
Other Notes (1.3%)
Bank of America NA	0.330%	2/2/16	100,000	100,000
4 Bank of America NA	0.372%	3/3/16	64,250	64,250
Bank of America NA	0.460%	4/4/16	72,000	72,000
Bank of America NA	0.500%	5/5/16	77,000	77,000
4 Bank of America NA	0.365%	5/9/16	76,750	76,750
4 Bank of America NA	0.393%	5/17/16	115,000	115,000
4 Bank of America NA	0.377%	5/23/16	70,000	70,000
Total Other Notes (Cost $575,000)				575,000
Repurchase Agreements (2.6%)
Bank of Montreal
(Dated 11/30/15, Repurchase Value
$200,001,000, collateralized by U.S.
Treasury Note/Bond 1.500%, 7/31/16, and
Treasury Inflation Indexed Note/Bond
1.125%, 1/15/21, with a value of
$204,000,000)	0.100%	12/1/15	200,000	200,000
Bank of Nova Scotia
(Dated 11/30/15, Repurchase Value
$300,001,000, collateralized by U.S.
Treasury Note/Bond 0.000%, 12/24/15-
5/26/16, and Treasury Inflation Indexed
Note/Bond 1.375%, 2/15/44, with a value of
$306,000,000)	0.120%	12/1/15	300,000	300,000
Federal Reserve Bank of New York
(Dated 11/30/15, Repurchase Value
$192,000,000, collateralized by U.S.
Treasury Note/Bond 2.125%, 8/15/21, with
a value of $192,000,000)	0.050%	12/1/15	192,000	192,000
TD Securities (USA) LLC
(Dated 11/24/15, Repurchase Value
$100,001,000, collateralized by U.S.
Treasury Bill/Note/Bond 0.000%-
5.000%,2/25/16 - 11/15/42, with a value of
$102,000,000)	0.070%	12/1/15	100,000	100,000
TD Securities (USA) LLC
(Dated 11/25/15, Repurchase Value
$400,005,000, collateralized by U.S.
Treasury Inflation Indexed Note/Bond
0.625%-2.000%, 1/15/16 - 7/15/21, with a
value of $408,000,000)	0.070%	12/2/15	400,000	400,000
Total Repurchase Agreements (Cost $1,192,000)				1,192,000
Corporate Bonds (1.0%)
Industrial (1.0%)
4 Toyota Motor Credit Corp.	0.356%	6/13/16	280,000	280,000

4	Toyota Motor Credit Corp.	0.527%	10/7/16	201,000	201,000
Total Corporate Bonds (Cost $481,000)					481,000
Taxable Municipal Bonds (0.7%)
[6,7] BlackRock Municipal Bond Trust TOB VRDO		0.170%	12/1/15	7,410	7,410
[6,7] BlackRock Municipal Income Investment
	Quality Trust TOB VRDO	0.170%	12/1/15	9,915	9,915
[6,7] BlackRock Municipal Income Trust II TOB
	VRDO	0.170%	12/1/15	28,000	28,000
[6,7] BlackRock Municipal Income Trust TOB
	VRDO	0.170%	12/1/15	54,000	54,000
[6,7] BlackRock MuniHoldings Fund II, Inc. TOB
	VRDO	0.170%	12/1/15	12,635	12,635
[6,7] BlackRock MuniHoldings Fund, Inc. TOB
	VRDO	0.170%	12/1/15	4,990	4,990
[6,7] BlackRock MuniHoldings Quality Fund II, Inc.
	TOB VRDO	0.170%	12/1/15	10,955	10,955
[6,7] BlackRock MuniHoldings Quality Fund II, Inc.
	TOB VRDO	0.170%	12/1/15	25,500	25,500
[6,7] BlackRock MuniVest Fund II, Inc. TOB VRDO		0.170%	12/1/15	30,950	30,950
[6,7] BlackRock MuniVest Fund, Inc. TOB VRDO		0.170%	12/1/15	46,000	46,000
[6,7] BlackRock MuniYield Investment Quality Fund
	TOB VRDO	0.170%	12/1/15	13,360	13,360
[6,7] BlackRock MuniYield Investment Quality Fund
	TOB VRDO	0.170%	12/1/15	32,000	32,000
[6,7] BlackRock Strategic Municipal Trust TOB
	VRDO	0.170%	12/1/15	4,855	4,855
[6,7] Los Angeles CA Department of Water &
	Power Revenue TOB VRDO	0.170%	12/7/15	2,855	2,855
6	Massachusetts Transportation Fund Revenue
	TOB VRDO	0.170%	12/7/15	2,800	2,800
7	New York State Housing Finance Agency
	Housing Revenue VRDO	0.150%	12/7/15	13,000	13,000
6	Seattle WA Municipal Light & Power Revenue
	TOB VRDO	0.170%	12/7/15	1,500	1,500
Total Taxable Municipal Bonds (Cost $300,725)					300,725
Total Investments (98.4%) (Cost $44,798,599)					44,798,599
Other Assets and Liabilities-Net (1.6%)					742,985
Net Assets (100%)					45,541,584

1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
4 Adjustable-rate security.
5 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At
November 30, 2015, the aggregate value of these securities was $7,790,847,000, representing 17.1% of net assets.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2015, the aggregate value of these securities was $806,049,000, representing 1.8% of net assets.
7 Scheduled principal and interest payments are guaranteed by bank letter of credit.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Market Liquidity Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

B. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2015, 100% of the market value of the fund's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard Municipal Cash Management Fund

Schedule of Investments
As of November 30, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.2%)
Alaska (0.4%)
Valdez AK Marine Terminal Revenue
(ExxonMobil Project) VRDO	0.010%	12/1/15	11,065	11,065

Arizona (0.2%)
1 Maricopa County AZ Public Finance Corp.
Lease Revenue TOB VRDO	0.030%	12/7/15	5,485	5,485

California (0.9%)
Los Angeles County CA TRAN	5.000%	6/30/16	25,000	25,680

Colorado (2.2%)
Colorado Educational & Cultural Facilities
Authority Revenue (National Jewish
Federation Bond Program) VRDO	0.010%	12/1/15 LOC	4,270	4,270
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) VRDO	0.020%	12/7/15	10,940	10,940
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.010%	12/7/15	8,200	8,200
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.020%	12/7/15	17,430	17,430
Colorado Springs CO Utility System Revenue
VRDO	0.010%	12/7/15	23,645	23,645
				64,485
Connecticut (0.3%)
1 Connecticut Health & Educational Facilities
Authority Revenue (Yale University) TOB
VRDO	0.040%	12/7/15	10,330	10,330

District of Columbia (2.1%)
1 District of Columbia GO TOB VRDO	0.010%	12/7/15 LOC	21,280	21,280
1 District of Columbia Income Tax Revenue TOB
VRDO	0.020%	12/7/15	6,200	6,200
District of Columbia Revenue (Medstar Health,
Inc.) VRDO	0.010%	12/7/15 LOC	13,625	13,625
District of Columbia Revenue (Washington
Center for Internships) VRDO	0.020%	12/7/15 LOC	4,500	4,500
1 District of Columbia Water & Sewer Authority
Public Utility Revenue TOB VRDO	0.020%	12/7/15 LOC	6,790	6,790
1 District of Columbia Water & Sewer Authority
Public Utility Revenue TOB VRDO	0.030%	12/7/15	5,935	5,935
1 District of Columbia Water & Sewer Authority
Public Utility Revenue TOB VRDO	0.030%	12/7/15	4,010	4,010
				62,340
Florida (4.6%)
1 Florida Board of Education Public Education
Capital Outlay GO TOB VRDO	0.020%	12/7/15	9,600	9,600

Halifax Hospital Medical Center Florida Hospital
Revenue VRDO	0.010%	12/7/15 LOC	1,100	1,100
Jacksonville FL Electric Authority Electric
System Revenue VRDO	0.010%	12/1/15	11,700	11,700
Jacksonville FL Electric Authority Electric
System Revenue VRDO	0.010%	12/7/15	36,715	36,715
Jacksonville FL Electric Authority Water &
Sewer Revenue VRDO	0.010%	12/7/15	38,800	38,800
1 Jacksonville FL Special Revenue TOB VRDO	0.020%	12/7/15	3,900	3,900
Miami-Dade County FL Special Obligation
Revenue (Juvenile Courthouse Project)
VRDO	0.010%	12/7/15 LOC	25,000	25,000
1 South Florida Water Management District COP
TOB VRDO	0.020%	12/1/15	4,400	4,400
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program) VRDO	0.010%	12/7/15 LOC	5,220	5,220
				136,435
Georgia (3.8%)
Atlanta GA Development Authority Revenue
(Georgia Aquarium Inc. Project) VRDO	0.010%	12/7/15 LOC	10,625	10,625
1 Atlanta GA Water & Wastewater Revenue TOB
VRDO	0.020%	12/7/15	8,015	8,015
Cobb County GA Hospital Authority Revenue
(Equipment Pool Project) VRDO	0.010%	12/7/15 LOC	7,100	7,100
Municipal Electric Authority Georgia Revenue
(Project One) VRDO	0.010%	12/7/15 LOC	22,100	22,100
Private Colleges & University Authority of
Georgia Revenue (Emory University) VRDO	0.010%	12/7/15	25,000	25,000
Private Colleges & University Authority of
Georgia Revenue (Emory University) VRDO	0.010%	12/7/15	21,215	21,215
Private Colleges & University Authority of
Georgia Revenue (Emory University) VRDO	0.010%	12/7/15	18,400	18,400
				112,455
Idaho (0.5%)
Idaho TAN	2.000%	6/30/16	15,000	15,148

Illinois (6.8%)
Illinois Educational Facilities Authority Revenue
(University of Chicago) VRDO	0.010%	12/7/15	23,784	23,784
Illinois Finance Authority Revenue (Advocate
Health Care Network) VRDO	0.010%	12/7/15	19,000	19,000
Illinois Finance Authority Revenue (Advocate
Health Care Network) VRDO	0.030%	12/7/15	25,000	25,000
Illinois Finance Authority Revenue (Bradley
University) VRDO	0.010%	12/7/15 LOC	10,000	10,000
Illinois Finance Authority Revenue (Bradley
University) VRDO	0.010%	12/7/15 LOC	12,600	12,600
Illinois Finance Authority Revenue (Carle
Foundation) VRDO	0.010%	12/7/15 LOC	10,000	10,000
Illinois Finance Authority Revenue (Hospital
Sister Services Inc.) CP	0.040%	1/15/16	8,000	8,000
Illinois Finance Authority Revenue
(Northwestern Memorial Hospital) VRDO	0.010%	12/1/15	18,300	18,300
Illinois Finance Authority Revenue
(Northwestern Memorial Hospital) VRDO	0.010%	12/1/15	6,100	6,100

Illinois Finance Authority Revenue (University of
Chicago) VRDO	0.010%	12/7/15	23,552	23,552
Illinois Health Facilities Authority Revenue
(Elmhurst Memorial Hospital) VRDO	0.010%	12/7/15 LOC	22,000	22,000
Illinois Health Facilities Authority Revenue
(Northwestern Memorial Hospital) VRDO	0.010%	12/1/15	21,750	21,750
Illinois Toll Highway Authority Revenue VRDO	0.020%	12/7/15	3,000	3,000
				203,086
Indiana (5.0%)
1 Crown Point IN Multi-School Building Corp.
Mortgage Revenue TOB VRDO	0.010%	12/7/15 LOC	12,285	12,285
1 Indiana Finance Authority Highway Revenue
TOB VRDO	0.060%	12/7/15	10	10
Indiana Finance Authority Hospital Revenue
(Indiana University) VRDO	0.010%	12/7/15 LOC	9,555	9,555
Indiana Finance Authority Midwestern Disaster
Relief Revenue (Ohio Valley Electric Corp.
Project) VRDO	0.010%	12/7/15 LOC	17,900	17,900
Indiana Finance Authority Revenue (Ascension
Health Credit Group) VRDO	0.010%	12/7/15	23,925	23,925
Posey County IN Economic Development
Revenue (Midwest Fertilizer Corp. Project)
PUT	0.350%	8/2/16	85,000	85,000
				148,675
Kansas (0.4%)
Kansas Department of Transportation Highway
Revenue VRDO	0.020%	12/7/15	11,900	11,900

Louisiana (0.7%)
East Baton Rouge Parish LA Industrial
Development Board Revenue (ExxonMobil
Project) VRDO	0.010%	12/1/15	17,000	17,000
Louisiana Public Facilities Authority Revenue
(CHRISTUS Health) VRDO	0.010%	12/7/15 LOC	5,405	5,405
				22,405
Maryland (1.5%)
Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins University)
CP	0.020%	12/1/15	20,000	20,000
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System) VRDO	0.010%	12/7/15 LOC	7,005	7,005
Montgomery County MD GO CP	0.020%	12/4/15	12,000	12,000
Montgomery County MD Housing Opportunities
Commission Multifamily Housing Revenue
VRDO	0.020%	12/7/15 LOC	5,000	5,000
				44,005
Massachusetts (2.4%)
Massachusetts GO	2.000%	6/22/16	20,000	20,202
Massachusetts Water Resources Authority
Revenue VRDO	0.020%	12/7/15	50,600	50,600
				70,802

Michigan (3.5%)
Green Lake Township MI Economic
Development Corp. Revenue (Interlochen
Center for the Arts Project) VRDO	0.010%	12/1/15 LOC	14,500	14,500
1 Michigan Finance Authority Hospital Revenue
Bonds (Trinity Health Credit Group) TOB
VRDO	0.010%	12/7/15 LOC	16,500	16,500
Michigan State University Board of Trustees
General Revenue VRDO	0.010%	12/7/15	12,205	12,205
University of Michigan Revenue VRDO	0.010%	12/1/15	34,300	34,300
University of Michigan Revenue VRDO	0.010%	12/7/15	19,200	19,200
1 Wayne State University Michigan Revenue TOB
VRDO	0.010%	12/1/15	6,660	6,660
				103,365
Minnesota (0.3%)
1 Minneapolis MN Health Care System Revenue
(Fairview Health Services) TOB VRDO	0.010%	12/7/15 LOC	2,900	2,900
Minnesota Higher Education Facilities Authority
Revenue (Carleton College) VRDO	0.030%	12/7/15	5,965	5,965
				8,865
Mississippi (2.5%)
Jackson County MS Pollution Control Revenue
(Chevron USA Inc.) VRDO	0.010%	12/1/15	17,700	17,700
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.010%	12/1/15	1,300	1,300
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.010%	12/1/15	1,400	1,400
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.010%	12/1/15	1,700	1,700
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.010%	12/1/15	1,900	1,900
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.010%	12/7/15	12,600	12,600
Mississippi Development Bank Special
Obligation Revenue (Harrison County
Coliseum) VRDO	0.020%	12/7/15 LOC	39,000	39,000
				75,600
Missouri (2.7%)
Curators of the University of Missouri System
Facilities Revenue VRDO	0.010%	12/7/15	38,940	38,940
Missouri Development Finance Board Cultural
Facilities Revenue (Nelson Gallery
Foundation) VRDO	0.010%	12/1/15	29,575	29,575
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (BJC
Health System) VRDO	0.010%	12/7/15	8,270	8,270
Missouri Health & Educational Facilities
Authority Revenue (Washington University)
VRDO	0.010%	12/1/15	4,500	4,500
				81,285

Nebraska (1.5%)
Douglas County NE Hospital Authority No. 2
Health Facilities Revenue (Children's Hospital
Obligated Group) VRDO	0.010%	12/1/15 LOC	5,050	5,050
Nebraska Investment Finance Authority Single
Family Housing Revenue VRDO	0.010%	12/7/15	40,235	40,235
				45,285
New Hampshire (0.3%)
New Hampshire Health & Education Facilities
Authority Revenue (Dartmouth College)
VRDO	0.010%	12/1/15	10,500	10,500

New Jersey (0.8%)
[1,2] New Jersey GO TOB PUT	0.100%	1/4/16 LOC	25,000	25,000

New Mexico (1.9%)
New Mexico Finance Authority Transportation
Revenue VRDO	0.010%	12/7/15 LOC	43,000	43,000
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services) VRDO	0.010%	12/7/15	12,700	12,700
				55,700
New York (23.9%)
Nassau County NY Health Care Corp. Revenue
VRDO	0.010%	12/7/15 LOC	17,680	17,680
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.010%	12/7/15	23,625	23,625
New York City NY GO VRDO	0.010%	12/1/15 LOC	19,775	19,775
New York City NY GO VRDO	0.010%	12/1/15 LOC	5,400	5,400
New York City NY GO VRDO	0.010%	12/1/15 LOC	19,895	19,895
New York City NY GO VRDO	0.010%	12/1/15 LOC	8,200	8,200
New York City NY GO VRDO	0.010%	12/1/15	2,800	2,800
New York City NY Housing Development Corp.
Multi-Family Housing Revenue (201 Pearl
Street) VRDO	0.010%	12/7/15 LOC	20,700	20,700
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (West 26th
Street Development) VRDO	0.010%	12/7/15 LOC	4,270	4,270
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (West 26th
Street Development) VRDO	0.010%	12/7/15 LOC	14,530	14,530
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (1133
Manhattan Avenue) VRDO	0.010%	12/7/15 LOC	9,000	9,000
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (2 Gold
Street) VRDO	0.010%	12/7/15	35,600	35,600
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (90
West Street) VRDO	0.010%	12/7/15 LOC	25,000	25,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.010%	12/1/15	24,750	24,750
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.010%	12/1/15	21,565	21,565

New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.010%	12/1/15	10,150	10,150
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.010%	12/1/15	1,250	1,250
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.010%	12/1/15	625	625
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.010%	12/1/15	6,220	6,220
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.010%	12/1/15	5,500	5,500
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.020%	12/7/15	6,500	6,500
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.020%	12/7/15	5,535	5,535
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.020%	12/7/15	2,200	2,200
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.010%	12/1/15	18,400	18,400
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.010%	12/1/15	10,000	10,000
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.010%	12/7/15	18,700	18,700
New York City NY Transitional Finance Authority
Recovery Revenue VRDO	0.010%	12/1/15	4,180	4,180
New York City NY Transitional Finance Authority
Recovery Revenue VRDO	0.010%	12/7/15	18,365	18,365
New York Liberty Development Corp. Revenue
(Greenwich LLC) VRDO	0.010%	12/7/15 LOC	5,550	5,550
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.010%	12/1/15 LOC	19,995	19,995
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.010%	12/7/15 LOC	20,300	20,300
1 New York Metropolitan Transportation Authority
Revenue TOB VRDO	0.020%	12/7/15 (13)(4)	3,500	3,500
New York Metropolitan Transportation Authority
Revenue VRDO	0.010%	12/1/15 LOC	5,000	5,000
New York Metropolitan Transportation Authority
Revenue VRDO	0.010%	12/7/15 LOC	2,200	2,200
New York Metropolitan Transportation Authority
Revenue VRDO	0.010%	12/7/15 LOC	45,200	45,200
New York State Dormitory Authority Revenue
(New York Law School) VRDO	0.010%	12/7/15 LOC	6,705	6,705
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.020%	12/7/15	8,335	8,335
New York State Dormitory Authority Revenue
(St. John's University) VRDO	0.010%	12/7/15 LOC	17,915	17,915
New York State Housing Finance Agency
Housing Revenue (8 East 102nd Street)
VRDO	0.010%	12/7/15 LOC	36,300	36,300
New York State Housing Finance Agency
Housing Revenue (Avalon Bowery Place I)
VRDO	0.010%	12/7/15 LOC	15,100	15,100

New York State Housing Finance Agency
Housing Revenue (Clinton Park Phase II)
VRDO	0.010%	12/7/15 LOC	5,000	5,000
New York State Housing Finance Agency
Housing Revenue (West 17th Street) VRDO	0.010%	12/7/15 LOC	19,190	19,190
New York State Housing Finance Agency
Revenue (Maestro West Chelsea Housing)
VRDO	0.010%	12/7/15 LOC	5,000	5,000
New York State Housing Finance Agency
Revenue (Riverside Center) VRDO	0.010%	12/7/15 LOC	7,000	7,000
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.010%	12/7/15	10,000	10,000
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.010%	12/7/15	18,000	18,000
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.010%	12/7/15 LOC	8,555	8,555
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.010%	12/7/15	18,215	18,215
1 Nuveen New York AMT-Free Municipal Income
Fund VRDP VRDO	0.070%	12/7/15 LOC	10,000	10,000
1 Nuveen New York AMT-Free Municipal Income
Fund VRDP VRDO	0.070%	12/7/15 LOC	31,000	31,000
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.020%	12/7/15	15,190	15,190
Tompkins County NY Industrial Development
Agency Civic Facility Revenue (Cornell
University) VRDO	0.010%	12/7/15	4,705	4,705
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.010%	12/7/15 LOC	8,510	8,510
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.010%	12/7/15 LOC	6,300	6,300
				713,180
North Carolina (2.6%)
Buncombe County NC Metropolitan Sewerage
District Sewerage System Revenue VRDO	0.020%	12/7/15	1,755	1,755
Charlotte NC COP VRDO	0.010%	12/7/15	13,820	13,820
Forsyth County NC GO VRDO	0.020%	12/7/15	1,925	1,925
1 North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project) TOB
VRDO	0.010%	12/1/15	15,400	15,400
North Carolina Capital Facilities Finance Agency
Revenue (YMCA of the Triangle) VRDO	0.040%	12/7/15 LOC	2,975	2,975
North Carolina Medical Care Commission
Hospital Revenue (Baptist Hospital) VRDO	0.030%	12/7/15 LOC	17,240	17,240
Raleigh Durham NC Airport Authority Revenue
VRDO	0.010%	12/7/15 LOC	5,620	5,620
Raleigh NC Downtown Improvement Project
COP VRDO	0.020%	12/7/15	17,900	17,900
				76,635
Ohio (9.4%)
Cleveland-Cuyahoga County OH Port Authority
Revenue (Carnegie/89th Garage & Service
Center LLC Project) VRDO	0.010%	12/7/15 LOC	5,900	5,900
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.010%	12/7/15	10,000	10,000

Columbus OH GO VRDO	0.010%	12/7/15	21,120	21,120
Columbus OH Regional Airport Authority Airport
Revenue (Oasbo Expanded Asset Program)
VRDO	0.010%	12/7/15 LOC	8,430	8,430
Columbus OH Regional Airport Authority Airport
Revenue (Oasbo Expanded Asset Program)
VRDO	0.010%	12/7/15 LOC	6,655	6,655
Franklin County OH Hospital Facilities Revenue
(Doctors OhioHealth Corp.) VRDO	0.020%	12/7/15 LOC	9,215	9,215
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) VRDO	0.010%	12/7/15	14,300	14,300
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) VRDO	0.010%	12/7/15	11,750	11,750
Franklin County OH Hospital Facilities Revenue
(US Health Corp. of Columbus) VRDO	0.020%	12/7/15 LOC	2,065	2,065
Franklin County OH Hospital Revenue
(Nationwide Children's Hospital Project)
VRDO	0.010%	12/7/15	5,000	5,000
Franklin County OH Hospital Revenue
(Nationwide Children's Hospital Project)
VRDO	0.010%	12/7/15	2,315	2,315
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	0.010%	12/1/15	8,300	8,300
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	0.010%	12/1/15	2,300	2,300
Ohio Common Schools GO VRDO	0.010%	12/7/15	9,740	9,740
Ohio Common Schools GO VRDO	0.010%	12/7/15	16,500	16,500
Ohio Common Schools GO VRDO	0.010%	12/7/15	4,255	4,255
Ohio GO VRDO	0.010%	12/7/15	19,140	19,140
Ohio GO VRDO	0.010%	12/7/15	1,780	1,780
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.010%	12/1/15	46,150	46,150
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.010%	12/1/15	3,000	3,000
1 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.020%	12/7/15	15,100	15,100
1 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.020%	12/7/15	3,600	3,600
Ohio Infrastructure Improvement GO VRDO	0.010%	12/7/15	13,710	13,710
Ohio State University General Receipts
Revenue VRDO	0.010%	12/7/15	7,540	7,540
Ohio State University General Receipts
Revenue VRDO	0.010%	12/7/15	7,500	7,500
Ohio State University General Receipts
Revenue VRDO	0.010%	12/7/15	10,000	10,000
Ohio State University General Receipts
Revenue VRDO	0.010%	12/7/15	13,000	13,000
Ohio State University General Receipts
Revenue VRDO	0.010%	12/7/15	3,365	3,365
				281,730
Oregon (1.5%)
Oregon GO (Veterans Welfare) VRDO	0.010%	12/1/15	16,150	16,150
Oregon Housing & Community Service
Department Single Family Mortgage Revenue
VRDO	0.020%	12/7/15	9,145	9,145

Oregon TAN	2.000%	9/15/16	20,000	20,277
				45,572
Pennsylvania (4.0%)
Allegheny County PA Higher Education Building
Authority University Revenue (Carnegie
Mellon University) VRDO	0.010%	12/1/15	11,400	11,400
1 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) TOB VRDO	0.010%	12/7/15 LOC	6,000	6,000
1 Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)
TOB VRDO	0.010%	12/7/15 LOC	12,600	12,600
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.030%	12/7/15	9,900	9,900
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.010%	12/7/15 LOC	2,890	2,890
Emmaus PA General Authority Revenue VRDO	0.010%	12/7/15 LOC	24,500	24,500
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) VRDO	0.010%	12/1/15	1,600	1,600
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) VRDO	0.010%	12/1/15	16,165	16,165
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) VRDO	0.010%	12/1/15	8,335	8,335
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	0.010%	12/1/15 LOC	5,120	5,120
1 Pennsylvania State University Revenue TOB
VRDO	0.020%	12/7/15 LOC	9,300	9,300
Philadelphia PA Industrial Development
Authority Lease Revenue VRDO	0.010%	12/7/15 LOC	10,000	10,000
Philadelphia PA Water & Waste Water Revenue
VRDO	0.010%	12/7/15 LOC	3,300	3,300
				121,110
Rhode Island (0.5%)
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(Brown University) VRDO	0.010%	12/7/15	5,400	5,400
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(Brown University) VRDO	0.010%	12/7/15	8,910	8,910
				14,310
South Carolina (0.4%)
1 Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project) TOB
VRDO	0.040%	12/7/15	7,250	7,250
Greenville County SC Hospital System Revenue
VRDO	0.010%	12/7/15 LOC	5,200	5,200
				12,450
South Dakota (0.2%)
South Dakota Housing Development Authority
Homeownership Mortgage Revenue VRDO	0.010%	12/7/15	6,000	6,000

Texas (5.4%)
Austin TX Combined Utility System Revenue CP	0.040%	12/1/15 LOC	5,250	5,250

1 Cypress-Fairbanks TX Independent School
District GO TOB VRDO	0.010%	12/1/15	4,995	4,995
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System) VRDO	0.010%	12/1/15	32,075	32,075
1 Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Children's
Hospital) TOB VRDO	0.020%	12/1/15	10,665	10,665
1 Harris County TX GO TOB VRDO	0.020%	12/7/15 (13)	28,000	28,000
Harris County TX Health Facilities Development
Corp. Revenue (Methodist Hospital System)
VRDO	0.010%	12/1/15	23,360	23,360
Harris County TX Health Facilities Development
Corp. Revenue (Methodist Hospital System)
VRDO	0.010%	12/1/15	27,415	27,415
Houston TX Utility System Revenue VRDO	0.010%	12/7/15 LOC	4,425	4,425
Liberty Hill TX Independent School District GO	5.250%	2/1/16 (Prere.)	9,715	9,798
1 San Antonio TX Electric & Gas Systems
Revenue TOB VRDO	0.020%	12/7/15	5,000	5,000
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor
Health Care System Project) VRDO	0.010%	12/7/15 LOC	5,750	5,750
1 Texas GO TOB VRDO	0.010%	12/7/15	5,230	5,230
				161,963
Utah (1.8%)
Emery County UT Pollution Control Revenue
(PacifiCorp Projects) VRDO	0.020%	12/7/15 LOC	25,000	25,000
Murray UT Hospital Revenue (IHC Health
Services) VRDO	0.010%	12/1/15	4,440	4,440
Murray UT Hospital Revenue (IHC Health
Services) VRDO	0.010%	12/1/15	18,340	18,340
Murray UT Hospital Revenue (IHC Health
Services) VRDO	0.010%	12/1/15	4,000	4,000
Murray UT Hospital Revenue (IHC Health
Services) VRDO	0.010%	12/7/15	1,300	1,300
				53,080
Vermont (0.8%)
Vermont Educational & Health Buildings
Financing Agency Hospital Revenue (Fletcher
Allen Health Care Project) VRDO	0.010%	12/7/15 LOC	18,645	18,645
Vermont Housing Finance Agency Revenue
VRDO	0.020%	12/7/15	4,875	4,875
				23,520
Virginia (1.0%)
Capital Beltway Funding Corp. Virginia Toll
Revenue (I-495 HOT Lanes Project) VRDO	0.010%	12/7/15 LOC	30,330	30,330

Washington (0.7%)
Chelan County WA Public Utility District No. 1
Consolidated System Revenue VRDO	0.010%	12/7/15	6,845	6,845
1 Seattle WA Water System Revenue TOB VRDO	0.030%	12/7/15	5,060	5,060
1 Washington GO TOB VRDO	0.020%	12/7/15	10,000	10,000
				21,905

West Virginia (0.5%)
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.) VRDO	0.010%	12/7/15 LOC	16,000	16,000

Wisconsin (1.7%)
Wisconsin GO CP	0.070%	7/29/16	30,589	30,589
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)
VRDO	0.010%	12/1/15 LOC	19,980	19,980
				50,569
Wyoming (0.5%)
Lincoln County WY Pollution Control Revenue
(PacifiCorp Project) VRDO	0.020%	12/7/15 LOC	15,100	15,100

Total Tax-Exempt Municipal Bonds (Cost $2,993,350)				2,993,350
Total Investments (100.2%) (Cost $2,993,350)				2,993,350
Other Assets and Liabilities-Net (-0.2%)				(5,361)
Net Assets (100%)				2,987,989

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2015, the aggregate value of these securities was $369,760,000, representing 12.4% of net assets.
2 Adjustable-rate security.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).

Municipal Cash Management Fund

(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2015, 100% of the market value of the fund's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD CMT FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: January 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CMT FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: January 19, 2016
VANGUARD CMT FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: January 19, 2016

* By:/s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.